INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current tax (expense) benefit	¥ 19,258	$ 2,801	¥ 15,935	¥ (3,553)
Deferred tax benefit (expense)	344	50	(1,910)	1,410
Income tax expense (benefit)	¥ 19,602	$ 2,851	¥ 14,025	¥ (2,143)